Commitments (Details Narrative)			3 Months Ended				6 Months Ended				12 Months Ended
	Apr. 19, 2018 USD ($) a	Oct. 01, 2014 USD ($) a	Jun. 30, 2018 USD ($) a		Jun. 30, 2017 USD ($)		Jun. 30, 2018 USD ($) a		Jun. 30, 2017 USD ($)		Dec. 31, 2017 USD ($) a	Dec. 31, 2016 USD ($)
Area of land | a											17,640
Lease term											5 years
Lease expiration date											Sep. 30, 2019
Rent expenses											$ 242,484	$ 218,997
Minimum consulting amount			$ 584,916	[1]	$ 1,521,410	[1]	$ 1,118,841	[1]	$ 3,302,714	[1]	5,830,568	5,439,892
Research and development expense			$ 62,706		82,500		$ 114,584		165,270		231,770	370,625
California Facility [Member]
Area of land | a			17,640				17,640
Lease term			5 years				5 years
Lease expiration date							Jun. 30, 2023
Rent expenses							$ 15,000
Closure of New Jersey Facility [Member]
Area of land | a		10,160
Lease term		5 years
Lease expiration date		Dec. 31, 2019
Rent expenses		$ 8,818
Arizona Property [Member]
Area of land | a	70,000
Lease term	5 years
Rent expenses	$ 101,500
Additional renewal term	5 years
Payments to lessor	$ 160,000
Technology License Agreement [Member]
Minimum consulting amount			$ 0		6,349		0		21,034		45,595	41,490
Research and development expense			25,000		$ 50,000		25,000		$ 50,000		$ 100,000	100,000
Technology License Agreement [Member] | Third Party Vendor [Member]
Royalty percentage of net sales											7.00%
Royalty expenses											$ 1,428,571
Technology License Agreement [Member] | Third Party Vendor [Member] | Technology Service [Member]
Minimum consulting amount							$ 100,000
Royalty percentage of net sales							7.00%
Royalty expenses							$ 1,428,571
Amended Agreement [Member]
Total royalty owed under agreement			$ 140,713				$ 140,713				$ 165,553	$ 165,553

[1]	Included in cost of goods sold are these amounts from a former related party.